Note 1 - Summary of Significant Accounting Policies (Details Textual)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		190 Months Ended	199 Months Ended
	Feb. 22, 2017 USD ($)	Nov. 29, 2016 USD ($)	Aug. 31, 2015 USD ($)	Oct. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Jul. 11, 2018 $ / shares	Jul. 10, 2018 $ / shares	Mar. 31, 2018	Feb. 21, 2018 $ / shares	Jan. 11, 2018	Jan. 02, 2018 $ / shares	Dec. 28, 2017 $ / shares	Apr. 19, 2017 $ / shares	Oct. 04, 2016 $ / shares	Dec. 31, 2015 USD ($)
Common Stock, Shares, Outstanding, Ending Balance | shares						13,398,339		13,398,339		6,943,283	4,564,428	6,943,283	13,398,339
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01			$ 0.01	$ 0.01	$ 0.01
Retained Earnings (Accumulated Deficit), Ending Balance						$ (61,405,345)		$ (61,405,345)		$ (54,765,045)	$ (47,018,451)	$ (54,765,045)	$ (61,405,345)
Cash and Cash Equivalents, at Carrying Value, Ending Balance						209,891	$ 765,704	209,891	$ 765,704	766,189	1,764,090	766,189	209,891										$ 4,856,232
Stockholders' Equity, Period Increase (Decrease), Total												29,065,934	36,490,000
Stock Issued During Period, Value, New Issues								2,755,087	3,421,188	3,421,188
Proceeds from Issuance or Sale of Equity, Total			$ 13,800,000					3,405,052
Proceeds from Warrant Exercises								650,062					650,062
Debt Instrument, Increase (Decrease), Net, Total												$ 5,685,000	$ 5,685,000
Depreciation, Total						26,120	14,561	59,442	44,764	58,872	73,249
Amortization of Intangible Assets, Total						$ 38,387	3,276	46,127	9,067	12,689	9,107
Income Tax Expense (Benefit), Total								$ 0	0	$ 0
Valuation Allowance Percentage						100.00%		100.00%		100.00%		100.00%	100.00%
Unrecognized Tax Benefits, Ending Balance						$ 0		$ 0		$ 0		$ 0	$ 0
Cash, Uninsured Amount						0		$ 0		$ 563,000		563,000	0
Number of Operating Segments								2		2
Non-US [Member]
Revenues, Total						$ 4,195	$ 288	$ 10,061	25,188	$ 26,662
Earliest Tax Year [Member]
Open Tax Year								2014
Private Placement [Member]
Stock Issued During Period, Value, New Issues										1,213,819
IPO [Member]
Stock Issued During Period, Value, New Issues												13,555,003	13,555,003
Proceeds from Issuance or Sale of Equity, Total												3,937,500	3,937,500
The 2016 Registered Direct Offering [Member]
Stock Issued During Period, Value, New Issues											$ 1,625,905
Proceeds from Issuance or Sale of Equity, Net of Stock Issuance Costs		$ 1,739,770										1,739,770	1,739,770
Proceeds from Issuance or Sale of Equity, Total		$ 1,983,337
Over-Allotment Option [Member]
Stock Issued During Period, Value, New Issues								$ 204,422	$ 393,750	$ 393,750
Proceeds from Issuance or Sale of Equity, Total	$ 358,312											358,312	358,312
The 2018 Public Offering [Member]
Proceeds from Issuance or Sale of Equity, Total					$ 2,755,000								2,755,000
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues												2,055,000	2,055,000
Series C Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues												$ 1,300,000	$ 1,300,000
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share | $ / shares																	$ 0.01		$ 0.01
Subsequent Event [Member] | The 2018 Public Offering [Member]
Proceeds from Issuance or Sale of Equity, Total					$ 2,755,000
Subsequent Event [Member] | Convertible Promissory Note [Member] | Securities Purchase Agreements [Member]
Proceeds from Convertible Debt				$ 1,815,000
Helomics Holding Corp. [Member]
Share Exchange Agreement, Potential Interest																25.00%
Helomics Holding Corp. [Member] | Subsequent Event [Member]
Share Exchange Agreement, Potential Interest																		25.00%